Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses and deposits
Schedule Of Prepaid Expenses And Deposits
	December 31,	December 31,
	2022	2021

Prepaid expenses	$36,157	$74,270
Aircraft deposit	-	191,166
	36,157	265,436